SCHEDULE OF OPERATING LEASE COSTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Total lease cost	$ 112,413	$ 303,157
General and Administrative Expense [Member]
Total lease cost	112,413	303,157
Depreciation and Amortization [Member]
Total lease cost
Interest Expense [Member]
Total lease cost